Credit risk concentrations	12 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
Credit risk concentrations
Note 7: Credit risk concentrations

Concentrations of credit risk in the lending and off-balance sheet credit-related arrangements portfolios arise when a number of customers are engaged in similar business activities, are in the same geographic region, or when they have similar economic features that would cause their ability to meet contractual obligations to be similarly affected by changes in economic conditions. The Bank regularly monitors various segments of its credit risk portfolio to assess potential concentrations of risks and to obtain collateral when deemed necessary. In the Bank's commercial portfolio, risk concentrations are evaluated primarily by industry and by geographic region of loan origination. In the consumer portfolio, concentrations are evaluated primarily by products. Credit exposures include loans, guarantees and acceptances, letters of credit and commitments for undrawn lines of credit. Unconditionally cancellable credit cards and overdraft lines of credit are excluded from the tables below.

The following table summarizes the credit exposure of the Bank by geographic region. The exposure amounts disclosed below do not include accrued interest and are gross of allowances for credit losses and gross of collateral held.

	December 31, 2025				December 31, 2024
Geographic region	Cash and cash equivalents, resell agreements and short-term investments	Loans	Off-balance sheet	Total credit exposure	Cash and cash equivalents, resell agreements and short-term investments	Loans	Off-balance sheet	Total credit exposure
Belgium	3,568	—	—	3,568	2,478	—	—	2,478
Bermuda	41,849	1,471,971	317,243	1,831,063	37,227	1,631,461	186,210	1,854,898
Canada	1,276,109	—	—	1,276,109	1,417,882	—	—	1,417,882
Cayman Islands	37,633	1,029,012	198,769	1,265,414	40,675	1,068,142	218,817	1,327,634
France	117,550	—	—	117,550	207,687	—	—	207,687
Germany	6,121	—	—	6,121	1,178	—	—	1,178
Guernsey	1	541,110	99,753	640,864	1	552,994	103,979	656,974
Ireland	26,027	—	—	26,027	8,672	—	—	8,672
Japan	102,407	—	—	102,407	121,862	—	—	121,862
Jersey	—	306,190	65,666	371,856	—	223,964	68,217	292,181
Mauritius	686	—	—	686	1,055	—	—	1,055
Norway	90,585	—	—	90,585	100,148	—	—	100,148
Switzerland	9,642	—	—	9,642	3,377	—	—	3,377
The Bahamas	186	2,895	—	3,081	184	3,791	—	3,975
United Kingdom	1,357,142	1,056,609	143,314	2,557,065	1,240,116	1,018,948	137,654	2,396,718
United States	490,782	—	—	490,782	599,264	—	—	599,264
Other	1,429	—	—	1,429	1,705	—	—	1,705
Total gross exposure	3,561,717	4,407,787	824,745	8,794,249	3,783,511	4,499,300	714,877	8,997,688